UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number	811-06071

DWS Institutional Funds

(Exact Name of Registrant as Specified in Charter)

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	06/30

Date of reporting period:	06/30/06

ITEM 1.               REPORT TO STOCKHOLDERS

Daily Assets Fund Institutional

Annual Report
to Shareholders

June 30, 2006

Contents

Click Here Portfolio Management Review

Click Here Information About Your Fund's Expenses

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Report of Independent Registered Public Accounting Firm

Click Here Tax Information

Click Here Other Information

Click Here Shareholder Meeting Results

Click Here Trustees and Officers

Click Here Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please read this fund's prospectus for specific details regarding its risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review

In the following interview, Lead Portfolio Manager Christine C. Haddad discusses the market environment and the portfolio management team's approach to managing Daily Assets Fund Institutional during the fund's most recent fiscal year ended June 30, 2006.

Q: Will you discuss the market environment for the fund during its most recent fiscal year?

A: During the 12-month period ended June 30, 2006, US economic performance was generally strong, despite a devastating 2005 hurricane season and continual increases in energy and commodity prices. Monthly job growth was the most important economic indicator for the money markets as the period began, but focus gradually shifted to a careful watch for signs of increasing inflation.

Over the 12-month period, the US Federal Reserve Board (the Fed) continued to increase short-term interest rates in an attempt to undo the easing of monetary policy that occurred up until June 2004. The Fed raised the federal funds rate — the overnight rate charged by banks when they borrow money from each other, which guides other interest rates — to 5.25% in eight quarter-percentage-point increments. Despite the rate increases, longer-term yields remained low for most of the period, creating a relatively flat yield curve.1

1 The yield curve is a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically the line rises from left to right as investors who are willing to tie up their money for a longer period of time are rewarded with higher yields.

At the end of June 2006, the one-year London Interbank Offered Rate (LIBOR), an industry standard for measuring one-year money market rates, stood at 5.69% compared with 3.90% 12 months earlier.2 The premium level of the LIBOR (which is set by the market) over the 5.25% federal funds rate (which is set by the Fed) demonstrated the market's assumption that the Fed will raise short-term interest rates at least one more time in order to stave off any resurgence of inflation.

2 The LIBOR — the interest rate at which banks borrow funds from other banks, in large volume, in the international market — is the most widely used benchmark for short-term interest rates.

Indeed, throughout 2005 and early 2006 the Fed repeated its statements that additional rate increases might be necessary going forward to keep the risks to economic growth and price stability in balance. The Fed's May 2006 statement indicated that "further (policy) firming may be needed" and "the extent and timing of any such firming" would be data dependent. Federal Reserve Chairman Ben Bernanke has hinted that even in the face of inflationary pressures, if indicators seem to show that the economy is slowing, the Fed may adopt a "forward-looking" approach and assume that inflation will recede as economic growth subsides. As a result, concern grew about the possibility of a pause in interest rate increases. The market is likely to observe the Fed closely over the remainder of this year to see whether Bernanke remains as committed to fighting inflation as his predecessor. This could translate into additional market volatility over the coming months.

Q: How did the fund perform over its most recent fiscal year?

A: We were able to maintain a competitive yield in Daily Assets Fund Institutional. (All performance is historical and does not guarantee future results. Yields fluctuate and are not guaranteed.)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

7-Day Current Yield
June 30, 2006	5.06%*
June 30, 2005	3.19%*

* The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements the 7-day current yield would have been 4.91% as of June 30, 2006 and 3.11% as of June 30, 2005.

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolio over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Please call the Service Center at (800) 730-1313 for the fund's most recent month-end performance.

Q: In light of market conditions during the period, what has been the fund's strategy?

A: During the period, our strategy was to keep the portfolio's average maturity relatively short in order to help reduce risk, limiting our purchases, for the most part, to three-month maturity issues and shorter. For the period, we maintained a significant allocation in floating-rate securities. The interest rate of floating-rate securities adjusts periodically based on indices (such as the LIBOR) and the federal funds rate. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment. Our decision to maintain a significant allocation in this sector helped performance during the period. In addition, because we believe that the Fed will stop raising interest rates this year, we will be looking for opportunities to extend maturity and boost the fund's yield over the coming months.

Q: What detracted from performance during the period?

A: Following Hurricanes Katrina and Wilma there was concern that the economy might pull back and the Fed might stop raising interest rates, at least temporarily, so as not to further restrain growth. With this scenario in mind, we extended the fund's maturity slightly in early fall 2005. Instead of faltering, the economy continued to perform well, however, and the Fed kept raising interest rates. For this reason, our decision to briefly extend maturity detracted somewhat from the fund's yield and total return during the period.

Q: Will you describe your investment philosophy?

A: We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginnning of the six-month period and held for the entire period (January 1, 2006 to June 30, 2006).

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2006
Actual Fund Return
Beginning Account Value 1/1/06	$ 1,000.00
Ending Account Value 6/30/06	$ 1,023.40
Expenses Paid per $1,000*	$ .20
Hypothetical 5% Fund Return
Beginning Account Value 1/1/06	$ 1,000.00
Ending Account Value 6/30/06	$ 1,024.60
Expenses Paid per $1,000*	$ .20

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios
Daily Assets Fund Institutional	.04%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation	6/30/06	6/30/05

Short-Term Notes	33%	34%
Commercial Paper	22%	11%
Certificates of Deposit and Bank Notes	18%	16%
Time Deposit	13%	1%
Master Notes	5%	5%
Promissory Notes	4%	5%
US Government Sponsored Agencies	2%	1%
Repurchase Agreements	2%	27%
Asset Backed	1%	—
	100%	100%
Weighted Average Maturity

Daily Assets Fund Institutional	38 days	28 days
First Tier Institutional Money Fund Average*	36 days	33 days

* The Fund is compared to its respective iMoneyNet category: First Tier Institutional Money Fund Average — Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Asset allocation and weighted average maturity are subject to change. For more complete details about the Fund's holdings, see page 9. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Fund's top ten holdings and other information about the Fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of June 30, 2006

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 18.7%
Alliance & Leicester PLC, 5.105%, 8/25/2006	35,000,000	34,997,278
Banco Bilbao Vizcaya Argentaria SA, 4.84%, 1/31/2007	18,000,000	17,996,431
Calyon: 4.75%, 11/14/2006	40,000,000	40,000,000
5.32%, 4/27/2007	35,000,000	35,000,000
Canadian Imperial Bank of Commerce:
4.75%, 11/14/2006	25,000,000	25,000,000
4.75%, 12/15/2006	25,000,000	25,000,000
Citibank, NA, 5.085%, 7/28/2006	45,000,000	45,000,000
Credit Agricole SA, 4.7%, 9/19/2006	25,000,000	25,000,000
HBOS Treasury Services PLC, 5.305%, 4/19/2007	15,000,000	15,000,000
HSBC Bank PLC, 5.1%, 7/31/2006	20,000,000	20,000,282
LaSalle Bank NA, 4.02%, 7/5/2006	25,000,000	25,000,000
Natexis Banque Populaires:
5.0%, 2/8/2007	10,000,000	10,000,000
5.0%, 2/9/2007	10,000,000	10,000,000
Norinchukin Bank:
5.32%, 8/7/2006	10,000,000	10,000,000
5.35%, 8/7/2006	15,000,000	15,000,000
Rabobank Nederland NV, 5.045%, 9/29/2006	20,000,000	20,000,000
Royal Bank of Scotland PLC:
4.4%, 10/4/2006	40,000,000	40,000,000
4.75%, 11/14/2006	25,000,000	25,000,000
Societe Generale:
4.25%, 9/6/2006	20,000,000	19,996,927
4.705%, 9/19/2006	35,000,000	35,000,375
5.32%, 2/20/2007	20,000,000	20,000,000
Tango Finance Corp., 4.045%, 7/25/2006	25,000,000	24,999,918
Toronto Dominion Bank, 3.95%, 7/31/2006	10,000,000	10,000,000
Wells Fargo Bank, NA, 4.79%, 1/17/2007	35,000,000	35,007,254
Total Certificates of Deposit and Bank Notes (Cost $582,998,465)		582,998,465

Commercial Paper** 22.0%
BMW US Capital LLC, 5.28%, 7/3/2006	38,886,000	38,874,594
Cancara Asset Securitization LLC, 5.07%, 8/11/2006	25,000,000	24,855,646
CC (USA), Inc., 4.96%, 10/3/2006	20,000,000	19,740,978
Charta, LLC:
5.06%, 8/3/2006	50,000,000	49,768,083
5.06%, 8/4/2006	25,000,000	24,880,528
Davis Square Funding VI Corp., 5.12%, 7/10/2006	25,000,000	24,968,000
Florida Power & Light Co.:
5.31%, 7/25/2006	39,465,000	39,325,294
5.32%, 8/4/2006	40,000,000	39,799,022
Fox Trot CDO, Inc., 5.3%, 7/21/2006	13,996,000	13,954,790
Giro Funding US Corp., 5.33%, 8/4/2006	65,000,000	64,672,797
K2 (USA) LLC, 4.64%, 7/31/2006	10,000,000	9,961,333
Liberty Street Funding, 5.3%, 7/31/2006	25,000,000	24,889,583
Nieuw Amsterdam Receivables Corp.:
4.93%, 9/29/2006	50,000,000	49,383,750
5.36%, 12/15/2006	18,586,000	18,123,870
Perry Global Funding LLC, Series A, 5.01%, 7/5/2006	100,000,000	99,944,333
RWE AG, 4.95%, 7/5/2006	35,000,000	34,980,750
Tulip Funding Corp., 5.33%, 7/31/2006	69,991,000	69,680,123
Verizon Communications, Inc., 5.36%, 7/7/2006	40,000,000	39,964,267
Total Commercial Paper (Cost $687,767,741)		687,767,741

Master Notes 5.0%
The Bear Stearns Companies, Inc., 5.432%*, 7/3/2006 (a) (Cost $155,000,000)	155,000,000	155,000,000

US Government Sponsored Agencies 1.9%
Federal Home Loan Mortgage Corp.:
4.05%, 8/15/2006	30,000,000	30,000,000
5.5%, 7/3/2007	15,000,000	15,000,000
Federal National Mortgage Association, 4.0%, 8/8/2006	15,000,000	15,000,000
Total US Government Sponsored Agencies (Cost $60,000,000)		60,000,000

Asset Backed 0.8%
Steers Mercury III Trust, 144A, 5.355%*, 5/27/2048 (Cost $24,000,000)	24,000,000	24,000,000

Promissory Notes* 4.0%
The Goldman Sachs Group, Inc.:
5.22%, 11/10/2006	75,000,000	75,000,000
5.432%, 1/16/2007	50,000,000	50,000,000
Total Promissory Notes (Cost $125,000,000)		125,000,000

Short-Term Notes* 32.8%
American Express Bank FSB, 5.115%, 5/8/2007	39,000,000	39,000,000
American Express Centurion Bank:
5.105%, 8/8/2006	30,000,000	30,000,000
5.14%, 4/10/2007	75,000,000	75,000,000
Australia & New Zealand Banking Group Ltd., 5.302%, 6/23/2010	20,000,000	20,000,000
BNP Paribas, 5.293%, 10/26/2006	20,000,000	20,000,000
CIT Group, Inc., 5.37%, 2/15/2007	35,000,000	35,038,609
Commonwealth Bank of Australia, 5.293%, 8/24/2006	40,000,000	40,000,000
Credit Suisse:
5.292%, 9/26/2006	25,000,000	25,000,000
5.43%, 9/26/2006	50,000,000	50,000,000
DNB Nor Bank ASA, 5.313%, 6/25/2007	21,500,000	21,500,000
Dorada Finance, Inc., 5.059%, 11/1/2006	30,000,000	29,998,989
Intesa Bank Ireland PLC, 5.34%, 7/25/2007	10,000,000	10,000,000
Merrill Lynch & Co., Inc.:
5.149%, 5/14/2007	25,000,000	25,000,000
5.179%, 9/15/2006	30,000,000	30,000,000
5.189%, 2/2/2007	25,000,000	25,000,000
5.363%, 5/29/2007	25,000,000	25,000,000
National City Bank of Cleveland, 5.09%, 10/3/2006	100,000,000	100,000,000
Nordea Bank AB, 5.13%, 8/9/2007	20,000,000	20,000,000
Skandinaviska Enskilda Banken:
5.14%, 6/8/2007	15,000,000	15,000,000
5.242%, 7/18/2007	50,000,000	50,000,000
The Bear Stearns Companies, Inc., 5.382%, 12/11/2006	25,000,000	25,000,000
Toyota Motor Credit Corp.:
5.08%, 11/3/2006	50,000,000	50,000,000
5.08%, 11/7/2006	25,000,000	25,000,000
5.09%, 5/14/2007	100,000,000	100,000,000
UniCredito Italiano Bank (Ireland) PLC:
5.16%, 3/9/2007	40,000,000	40,000,000
5.209%, 6/15/2007	75,000,000	75,000,000
UniCredito Italiano SpA, 4.945%, 10/4/2006	25,000,000	24,996,829
Total Short-Term Notes (Cost $1,025,534,427)		1,025,534,427

Time Deposits 13.0%
Bank of Tokyo-Mitsubishi-UFJ Ltd., 5.5%, 7/3/2006	150,000,000	150,000,000
Citibank, NA, 5.25%, 7/3/2006	104,646,101	104,646,101
KBC Bank NV, 5.281%, 7/3/2006	150,000,000	150,000,000
Total Time Deposits (Cost $404,646,101)		404,646,101

Municipal Bonds and Notes 0.3%
North Texas, Higher Education Authority, Inc., Student Loan Revenue, Series B, 5.36%***, 12/1/2044 (b) (Cost $10,000,000)	10,000,000	10,000,000

Repurchase Agreements 1.6%
Banc of America Securities LLC, 5.25%, dated 6/30/2006, to be repurchased at $51,119,275 on 7/3/2006 (c) (Cost $51,096,920)	51,096,920	51,096,920
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,126,043,654)+	100.1	3,126,043,654
Other Assets and Liabilities, Net	(0.1)	(3,724,373)
Net Assets	100.0	3,122,319,281

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2006.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2006.

+ The cost for federal income tax purposes was $3,126,043,654.

(a) Reset date; not a maturity date.

(b) Bond is insured by:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group	0.3%

(c) Collateralized by $56,083,520 Federal National Mortgage Association, 5.0%, maturing on 3/1/2035, with a value of $52,629,828.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2006
Assets
Investments in securities, valued at amortized cost	$ 3,126,043,654
Cash	383,614
Interest receivable	19,894,410
Other assets	45,968
Total assets	3,146,367,646
Liabilities
Payable for investments purchased	10,000,000
Dividends payable	14,032,539
Accrued expenses and other liabilities	15,826
Total liabilities	24,048,365
Net assets, at value	$ 3,122,319,281
Net Assets
Net assets consist of: Undistributed net investment income	206,199
Accumulated net realized gain (loss)	(833,684)
Paid-in capital	3,122,946,766
Net assets, at value	$ 3,122,319,281
Net Asset Value
Net Asset Value, offering and redemption price per share ($3,122,319,281 ÷ 3,122,946,776 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended June 30, 2006
Investment Income
Income: Interest	$ 143,520,590
Expenses: Advisory fee	3,348,699
Administration and services fees	669,740
Auditing	45,679
Legal	30,540
Trustees' fees and expenses	97,264
Reports to shareholders	64,236
Insurance	83,823
Other	27,605
Total expenses before expense reductions	4,367,586
Expense reductions	(3,054,525)
Total expenses after expense reductions	1,313,061
Net investment income	142,207,529
Net realized gain (loss) from investment transactions	5,184
Net increase (decrease) in net assets resulting from operations	$ 142,212,713

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended June 30,
	2006	2005
Operations: Net investment income	142,207,529	67,654,561
Net realized gain (loss) on investment transactions	5,184	(365,552)
Net increase (decrease) in net assets resulting from operations	142,212,713	67,289,009
Distribution to shareholders from: Net investment income	(142,207,529)	(67,654,561)
Fund share transactions: Proceeds from shares sold	15,859,161,345	13,420,020,805
Cost of shares redeemed	(15,723,546,393)	(14,328,388,857)
Net increase (decrease) in net assets from Fund share transactions	135,614,952	(908,368,052)
Increase (decrease) in net assets	135,620,136	(908,733,604)
Net assets at beginning of period	2,986,699,145	3,895,432,749
Net assets at end of period (including undistributed net investment income of $206,199 and $206,199, respectively)	$ 3,122,319,281	$ 2,986,699,145
Other Information
Shares outstanding at beginning of period	2,987,331,824	3,895,699,876
Shares sold	15,859,161,345	13,420,020,805
Shares redeemed	(15,723,546,393)	(14,328,388,857)
Net increase (decrease) in Fund shares	135,614,952	(908,368,052)
Shares outstanding at end of period	3,122,946,776	2,987,331,824

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended June 30,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.042	.022	.010	.015	.03
Net realized and unrealized gain (loss) on investment transactions[a]	—	—	—	—	—
Total from investment operations	.042	.022	.010	.015	.03
Less distributions from: Net investment income	(.042)	(.022)	(.010)	(.015)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	4.30[b]	2.24[b]	1.02[b]	1.47[b]	2.64
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,122	2,987	3,895	5,589	12,814
Ratio of expenses before expense reductions (%)	.13	.13	.14	.13	.12
Ratio of expenses after expense reductions (%)	.04	.02	.07	.12	.12
Ratio of net investment income (%)	4.25	2.26	1.03	1.50	2.52
[a] Less than $.005 per share. [b] Total return would have been lower had certain expenses not been reduced.

Notes to Financial Statements

A. Significant Accounting Policies

DWS Institutional Funds (formerly Scudder Institutional Funds) (the ``Trust'') is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as a diversified, open-end management investment company organized as a Massachusetts business trust. Daily Assets Fund Institutional (the ``Fund'') is one of the funds the Trust offers to institutional and ``accredited'' investors as defined under the Securities Act of 1933.

The Fund is primarily sold to investors who use the Fund to invest cash collateral received in connection with securities lending transactions.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Fund a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in certain jurisdictions), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006. Management will begin to evaluate the application of the Interpretation to the Fund and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

At June 30, 2006, the Fund had a net tax basis capital loss carryforward of approximately $828,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until June 30, 2012 ($473,000), June 30, 2013 ($197,000), June 30, 2014 ($158,000), the respective expiration dates, whichever occurs first.

Distributions of Income. The net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

At June 30, 2006, the Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income	$ 14,238,738
Capital loss carryforwards	$ (828,000)

During the years ended June 30, 2006 and June 30, 2005 the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended June 30,
	2006	2005
Distributions from ordinary income*	$ 142,207,529	$ 67,654,561

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

In addition, from November 1, 2005 through June 30, 2006, the Fund incurred approximately $5,800 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending June 30, 2007.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. (``DeAM, Inc.''), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.10%.

	Total Aggregated	Waived	Unpaid at June 30, 2006	Annual Effective Rate
Advisory Fee	$ 3,348,699	$ 2,979,709	$ —	.01%

Investment Company Capital Corp. (``ICCC''), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.02%.

	Total Aggregated	Unpaid at June 30, 2006	Annual Effective Rate
Administrative fee	$ 669,740	$ 56,021.02%

For the year ended June 30, 2006, and through October 31, 2006, the Advisor and Administrator contractually agreed to waive their fees and/or reimburse expenses of the Fund, to the extent necessary, to limit expenses to 0.07%.

Additionally, for the year ended June 30, 2006, the Advisor and the Administrator voluntarily agreed to waive their fees and/or reimburse expenses of the Fund, to the extent necessary to limit expenses to 0.04% of the average daily net assets of the Fund.

DWS Scudder Investments Service Company (``DWS-SISC''), an affiliate of the Advisor, is the Fund's transfer agent. DWS-SISC maintains the shareholder account records for the Fund. Pursuant to a sub-transfer agency agreement, between DWS-SISC and DST Systems, Inc. (``DST''), DWS-SISC has delegated certain transfer agency and dividend paying agent functions to DST. The costs and expenses of such delegation are born by DWS-SISC, not the Fund.

ICCC is also the Fund's accounting agent. ICCC has designated DWS Scudder Fund Accounting Corporation (``DWS-SFAC''), an affiliate of the Advisor, to provide the fund accounting services. DWS-SFAC and ICCC have in turn entered into a sub-accounting agreement with State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Fund.

Typesetting and Filing Service Fees. Under an agreement with Deutsche Investment Management Americas Inc. (``DeIM''), an indirect, wholly owned subsidiary of Deutsche Bank AG, DeIM is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended June 30, 2006, the amount charged to the Fund by DeIM included in reports to shareholders aggregated $6,720, of which $3,360 is unpaid.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Board and the Chairman of each committee of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

Expense Reductions.

For the year ended June 30, 2006, the Advisor agreed to reimburse the Fund $71,165, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the year ended June 30, 2006, the custodian fee was reduced by $3,651 for custodian credits earned.

C. Line of Credit

The Fund and several other affiliated funds (the ``Participants'') share in a $750 million revolving credit facility administered by JPMorgan Chase Bank, N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 10 percent of its net assets under this agreement.

D. Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants.

Other Regulatory Matters. DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM's practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, DWS Scudder Distributors, Inc. is in settlement discussions with the Enforcement Staff of the NASD regarding DWS Scudder Distributors' payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors' procedures regarding non-cash compensation regarding entertainment provided to such associated persons.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Institutional Funds and Shareholders of Daily Assets Fund Institutional:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Daily Assets Fund Institutional (the ``Fund'') at June 30, 2006 and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as ``financial statements'') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts August 22, 2006	PricewaterhouseCoopers LLP

Tax Information

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Other Information

Additional information announced by Deutsche Asset Management regarding the terms of the expected settlements referred to in the Market Timing Related Regulatory and Litigation Matters and Other Regulatory Matters in the Notes to Financial Statements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Shareholder Meeting Results

A Special Meeting of Shareholders (the "Meeting") of Daily Assets Fund Institutional (the "Fund") was held on June 1, 2006, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matter was voted upon by the shareholders (the resulting votes are presented below).

I. Election of Trustees. ("Number of Votes" represents all funds that are series of DWS Institutional Funds.)

	Number of Votes:
	For	Withheld
Henry P. Becton, Jr.	7,455,030,120.875	104,822,239.631
Dawn-Marie Driscoll	7,455,029,292.947	104,823,067.559
Keith R. Fox	7,455,033,715.354	104,818,645.152
Kenneth C. Froewiss	7,455,029,385.705	104,822,974.801
Martin J. Gruber	7,455,029,919.097	104,822,441.409
Richard J. Herring	7,455,031,928.134	104,820,432.372
Graham E. Jones	7,455,024,550.559	104,827,809.947
Rebecca W. Rimel	7,455,030,100.541	104,822,259.965
Philip Saunders, Jr.	7,455,028,161.559	104,824,198.947
William N. Searcy, Jr.	7,455,031,234.433	104,821,126.073
Jean Gleason Stromberg	7,455,028,737.149	104,823,623.357
Carl W. Vogt	7,455,029,690.690	104,822,669.816
Axel Schwarzer	7,455,008,586.708	104,843,773.798

II-A. Approval of an Amended and Restated Investment Management Agreement with the Fund's Current Investment Advisor.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
3,200,322,705.440	0	0	0

II-B. Approval of an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
3,200,322,705.440	0	0	0

II-C. Approval of a Subadvisor Approval Policy.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
3,200,322,705.440	0	0	0

III. Approval of revised fundamental investment restrictions on:

III-A. Borrowing Money

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
3,200,322,705.440	0	0	0

III-B. Pledging Assets

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
3,200,322,705.440	0	0	0

III-C. Senior Securities1

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
0	3,200,322,705.440	0	0

III-D. Concentration

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
3,200,322,705.440	0	0	0

III-F. Underwriting of Securities

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
3,200,322,705.440	0	0	0

III-G. Real Estate Investments

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
3,200,322,705.440	0	0	0

III-H. Commodities

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
3,200,322,705.440	0	0	0

III-I. Lending

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
3,200,322,705.440	0	0	0

III-J. Portfolio Diversification

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
3,200,322,705.440	0	0	0

III-K. Investing for Control

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
3,200,322,705.440	0	0	0

III-L. Acquiring More than 10% of the Voting Securities of Any One Issuer

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
3,200,322,705.440	0	0	0

III-M. Restricted and Illiquid Securities

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
3,200,322,705.440	0	0	0

III-N. Securities Issued by Other Investment Companies

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
3,200,322,705.440	0	0	0

III-O. Short Sales

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
3,200,322,705.440	0	0	0

III-P. Warrants

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
3,200,322,705.440	0	0	0

III-Q. Issuers Whose Securities Are Owned by Officers and Board Members of the Fund or its Investment Advisor

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
3,200,322,705.440	0	0	0

III-R. Oil, Gas and Mineral Programs

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
3,200,322,705.440	0	0	0

V. Approval of an Amended and Restated Declaration of Trust. ("Number of Votes" represents all funds that are series of DWS Institutional Funds.)

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
7,419,268,465.268	75,680,830.436	23,537,051.802	41,366,013.000

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Trustees and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust as of June 30, 2006. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Independent Board Member is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. The term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served	Business Experience and Directorships During the Past Five Years	Number of Funds in Fund Complex Overseen
Henry P. Becton, Jr. (1943) Board Member since 2006	President, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Becton Dickinson and Company (medical technology company); Belo Corporation (media company); Boston Museum of Science; Public Radio International; DWS Global High Income Fund, Inc. (since October 2005); DWS Global Commodities Stock Fund, Inc. (since October 2005). Former Directorships: American Public Television; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	86
Dawn-Marie Driscoll (1946) Chairman since 2004 Board Member since 2006

President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Advisory Board, Center for Business Ethics, Bentley College; Trustee, Southwest Florida Community Foundation (charitable organization); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees).

		88
Keith R. Fox (1954) Board Member since 2006	Managing General Partner, Exeter Capital Partners (a series of private equity funds). Directorships: Progressive Holding Corporation (kitchen goods importer and distributor); Cloverleaf Transportation Inc. (trucking); Natural History, Inc. (magazine publisher); Box Top Media Inc. (advertising), DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005), and DWS RREEF Real Estate Fund II, Inc. (since April 2005)	88
Kenneth C. Froewiss (1945) Board Member since 2006	Clinical Professor of Finance, NYU Stern School of Business (1997-present); Director, DWS Global High Income Fund, Inc. (since 2001) and DWS Global Commodities Stock Fund, Inc. (since 2004); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	86
Martin J. Gruber (1937) Board Member since 1999

Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1965); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000), Singapore Fund, Inc. (since January 2000), DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Formerly, Trustee, TIAA (pension funds) (January 1996-January 2000); Trustee, CREF and CREF Mutual Funds (January 2000-March 2005); Chairman, CREF and CREF Mutual Funds (February 2004-March 2005); and Director, S.G. Cowen Mutual Funds (January 1985-January 2001)

		88
Richard J. Herring (1946) Board Member since 1990

Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000)

		88
Graham E. Jones (1933) Board Member since 2002	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Formerly, Trustee of various investment companies managed by Sun Capital Advisors, Inc. (1998-2005), Morgan Stanley Asset Management (1985-2001) and Weiss, Peck and Greer (1985-2005)	88
Rebecca W. Rimel (1951) Board Member since 2002

President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001 to present); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to 2004); Board Member, Investor Education (charitable organization) (2004-2005)

		88
Philip Saunders, Jr. (1935) Board Member since 1999	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987-1988); President, John Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986)	88
William N. Searcy, Jr. (1946) Board Member since 2002	Private investor since October 2003; Trustee of seven open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Formerly, Pension & Savings Trust Officer, Sprint Corporation[1] (telecommunications) (November 1989-October 2003)	88
Jean Gleason Stromberg (1943) Board Member since 2006

Retired. Formerly, Consultant (1997-2001); Director, US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Service Source, Inc.; DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Former Directorships: Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)

		88
Carl W. Vogt (1936) Board Member since 2006

Senior Partner, Fulbright & Jaworski, L.L.P. (law firm); formerly, President (interim) of Williams College (1999-2000); President, certain funds in the Deutsche Asset Management Family of Funds (formerly, Flag Investors Family of Funds) (registered investment companies) (1999-2000). Directorships: Yellow Corporation (trucking); American Science & Engineering (x-ray detection equipment); ISI Family of Funds (registered investment companies, four funds overseen); National Railroad Passenger Corporation (Amtrak); DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005); formerly, Chairman and Member, National Transportation Safety Board

		86
Interested Board Member
Name, Year of Birth, Position with the Fund and Length of Time Served	Name, Year of Birth, Position with the Fund and Length of Time Served	Number of Funds in Fund Complex Overseen
Axel Schwarzer[2] (1958) Board Member since 2006

Managing Director[4], Deutsche Asset Management; Head of Deutsche Asset Management Americas; CEO of DWS Scudder; DWS Global High Income Fund (since August 2006); DWS Global Commodities Fund (since August 2006); formerly, board member of DWS Investments, Germany (1999-2005); formerly, Head of Sales and Product Management for the Retail and Private Banking Division of Deutsche Bank in Germany (1997-1999); formerly, various strategic and operational positions for Deutsche Bank Germany Retail and Private Banking Division in the field of investment funds, tax driven instruments and asset management for corporates (1989-1996)

86
Officers[3]
Name, Year of Birth, Position with the Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Michael G. Clark[5] (1965) President, 2006-present

Managing Director[4], Deutsche Asset Management (2006-present); President, The Central Europe and Russia Fund, Inc. (since June 2006), The European Equity Fund, Inc. (since June 2006), The New Germany Fund, Inc. (since June 2006), DWS Global High Income Fund, Inc. (since June 2006), DWS Global Commodities Stock Fund, Inc. (since June 2006), DWS RREEF Real Estate Fund, Inc. (since June 2006), DWS RREEF Real Estate Fund II, Inc. (since June 2006); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)

John Millette[6] (1962) Vice President and Secretary, 1999-present	Director[4], Deutsche Asset Management
Paul H. Schubert[5] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present

Managing Director[4], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Patricia DeFilippis[5] (1963) Assistant Secretary, 2005-present	Vice President, Deutsche Asset Management (since June 2005); formerly, Counsel, New York Life Investment Management LLC (2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003)
Elisa D. Metzger[5] (1962) Assistant Secretary 2005-present	Director[4], Deutsche Asset Management (since September 2005); formerly, Counsel, Morrison and Foerster LLP (1999-2005)
Caroline Pearson[6] (1962) Assistant Secretary, 1997-present	Managing Director[4], Deutsche Asset Management
Scott M. McHugh[6] (1971) Assistant Treasurer, 2005-present	Director[4], Deutsche Asset Management
Kathleen Sullivan D'Eramo[6] (1957) Assistant Treasurer, 2003-present	Director[4], Deutsche Asset Management
John Robbins[5] (1966) Anti-Money Laundering Compliance Officer, 2005-present	Managing Director[4], Deutsche Asset Management (since 2005); formerly, Chief Compliance Officer and Anti-Money Laundering Compliance Officer for GE Asset Management (1999-2005)
Robert Kloby[5] (1962) Chief Compliance Officer, 2006-present

Managing Director[4], Deutsche Asset Management (2004-present); formerly, Chief Compliance Officer/Chief Risk Officer, Robeco USA (2000-2004); Vice President, The Prudential Insurance Company of America (1988-2000); E.F. Hutton and Company (1984-1988)

A. Thomas Smith[5] (1956) Chief Legal Officer, 2005-present

Managing Director[4], Deutsche Asset Management (2004-present); formerly, General Counsel, Morgan Stanley and Van Kampen and Investments (1999-2004); Vice President and Associate General Counsel, New York Life Insurance Company (1994-1999); senior attorney, The Dreyfus Corporation (1991-1993); senior attorney, Willkie Farr & Gallagher (1989-1991); staff attorney, US Securities & Exchange Commission and the Illinois Securities Department (1986-1989)

1 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

2 The mailing address of Axel Schwarzer is c/o Deutsche Investment Management Americas, Inc., 345 Park Avenue, New York, New York 10154. Mr. Schwarzer is an interested Board Member by virtue of his positions with Deutsche Asset Management.

3 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the funds.

4 Executive title, not a board directorship.

5 Address: 345 Park Avenue, New York, New York 10154.

6 Address: Two International Place, Boston, MA 02110.

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

Account Management Resources

Automated Information Lines	Institutional Investor Services (800) 703-1313 Personalized account information, information on other DeAM funds and services via touchtone telephone and the ability to exchange or redeem shares.
For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 www.dws-scudder.com (800) 621-1148
CUSIP Number	23339C 776
Fund Number	538

Notes

Notes

ITEM 2.	CODE OF ETHICS.

As of the end of the period, June 30, 2006, Daily Assets Fund Institutional has a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Funds’ audit committee is comprised solely of trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Funds’ Board of Trustees has determined that there are several “audit committee financial experts” serving on the Funds’ audit committee. The Board has determined that Keith R Fox, the chair of the Funds’ audit committee, qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on its review of Mr. Fox’s pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

DAILY ASSETS FUND INSTITUTIONAL

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended June 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2006	$38,250	$0	$0	$0
2005	$37,700	$225	$3,255	$0

The above “Audit- Related Fees” were billed for agreed upon procedures performed and the above "Tax Fees" were billed for professional services rendered for tax compliance and/or tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended June 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2006	$45,200	$197,605	$0
2005	$264,200	$0	$0

The “Audit-Related Fees” were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures and the above “Tax Fees” were billed in connection with consultation services and agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended June 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2006	$0	$197,605	$15,000	$212,605
2005	$3,255	$0	$89,634	$92,890

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for DeIM and other related entities that provide support for the operations of the fund.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates Independent Trustees/Directors. Fund shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Daily Assets Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 28, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	August 28, 2006